Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic earnings per common share:
Net income					$ 1,729	$ 1,569	$ 1,812	$ (136)	$ 7,654	$ 4,974	$ 2,822
Less:Preferred stock dividends and accretion of discount									0	615	1,784
Net income available to common shareholders	2,001	1,568	2,098	1,987	1,729	1,569	1,492	(431)	7,654	4,359	1,038
Basic earnings per share (in dollars per share)	$ 0.38	$ 0.30	$ 0.40	$ 0.38	$ 0.33	$ 0.30	$ 0.29	$ (0.08)	$ 1.46	$ 0.83	$ 0.20
Diluted earnings per common share:
Net income					1,729	1,569	1,812	(136)	7,654	4,974	2,822
Preferred stock dividends and accretion of discount									0	615	1,784
Net income available to common shareholders	$ 2,001	$ 1,568	$ 2,098	$ 1,987	$ 1,729	$ 1,569	$ 1,492	$ (431)	$ 7,654	$ 4,359	$ 1,038
Average shares outstanding									5,233,986	5,233,986	5,233,986
Effect of dilutive stock options (in shares)									0	0	0
Average shares outstanding including dilutive stock options (in shares)									5,233,986	5,233,986	5,233,986
Diluted earnings per share (in dollars per share)	$ 0.38	$ 0.30	$ 0.40	$ 0.38	$ 0.33	$ 0.30	$ 0.29	$ (0.08)	$ 1.46	$ 0.83	$ 0.20